DISCONTINUED OPERATIONS - Components of Earnings (Loss) from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses:
Earnings (loss) from discontinued operations, net of tax	$ 39,838	$ (36,550)	$ (116,046)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	1,185,112	1,445,832	1,891,459
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	57,578	124,023	438,060
Selling and marketing expense	600,507	772,904	906,718
General and administrative expense	318,567	373,225	473,779
Product development expense	95,360	96,543	73,821
Depreciation	86,052	94,159	78,270
Amortization of intangibles	2,600	7,958	14,441
Goodwill impairment	0	0	26,005
Total operating costs and expenses	1,160,664	1,468,812	2,011,094
Operating income (loss) from discontinued operations	24,448	(22,980)	(119,635)
Interest expense	(20,169)	(20,137)	(20,107)
Other income, net	18,361	17,223	1,178
Earnings (loss) from discontinued operations before tax	22,640	(25,894)	(138,564)
Income tax benefit (provision)	17,198	(10,656)	22,518
Earnings (loss) from discontinued operations, net of tax	$ 39,838	$ (36,550)	(116,046)
Vimeo | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Operating costs and expenses:
Income tax benefit (provision)			$ 2,700